Balance Sheets - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash	$ 5,767	$ 60,342	$ 49,900
Accounts receivable - related party		0	15,000
Prepaid rent, current portion	60,000	60,000	0
Note receivable - related party	75,000	75,000	0
Interest receivable - related party	5,645	4,145	0
Total current assets	146,412	199,487	64,900
Fixed assets - net	41,666	44,166	96,667
Prepaid rent, net of current portion	45,000	60,000	0
Total long-term assets	86,666	104,166	96,667
Total Assets	233,078	303,653	161,567
Current liabilities
Accounts payable	48,318	39,080	27,478
Accrued liabilities - related party	52,889	30,464	196,302
Line of credit, current portion		0	75,000
Due to related parties, current portion	80,164	122,164	515,811
Accrued interest payable	31,793	29,918	22,418
Accrued interest - related parties	110,097	107,734	85,394
Common stock issuable, current portion	60,000	60,000	0
Total current liabilities	383,261	389,360	922,403
Line of credit, net of current portion	75,000	75,000	0
Due to related parties, net of current portion	$ 56,680	$ 49,647	$ 0
Common stock issuable, net of current portion	60,000	60,000	0
Total long-term liabilities	$ 191,680	$ 184,647	$ 0
Total Liabilities	574,941	574,007	922,403
Stockholders' Deficit
Preferred stock	0	0	0
Common stock	1,392	1,392	792
Additional paid in capital	2,877,562	2,877,562	2,244,829
Accumulated deficit	(3,220,817)	(3,149,308)	(3,006,457)
Total Stockholders' Deficit	(341,863)	(270,354)	(760,836)
Total Liabilities and Stockholders' Deficit	$ 233,078	$ 303,653	$ 161,567